Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents (notes 3 and 4)	$ 10,696	$ 32,414
Restricted cash	35	34
Short-term investments (notes 3 and 5)	35,693	6,172
Accounts receivable, net	10,335	11,388
Inventories (note 6)	8,796	10,288
Prepaid expenses and other current assets (note 7)	1,295	2,276
Total current assets	66,850	62,572
LONG-TERM INVESTMENTS (notes 3 and 8)	4,172	10,445
PROPERTY AND EQUIPMENT, NET (notes 9 and 10)	15,551	13,714
OTHER ASSETS (note 11)	2,426	2,578
TOTAL ASSETS	88,999	89,309
CURRENT LIABILITIES
Notes and accounts payable	4,867	4,582
Income tax payable	611	413
Lease liabilities (note 10)	827
Accrued expenses and other current liabilities (note 12)	4,839	4,181
Total current liabilities	11,144	9,176
LONG-TERM LIABILITIES
Accrued pension liabilities (note 14)	214	321
Deferred income tax liabilities (note 13)	589	681
Lease liabilities (note 10)	1,932
Other liabilities	65	85
Total long-term liabilities	2,800	1,087
Total liabilities	13,944	10,263
COMMITMENTS AND CONTINGENCIES (notes 17 and 18)
SHAREHOLDERS’ EQUITY
Preference shares at $0.00002 par value per share; Authorized – 250,000,000 shares;
Ordinary shares at $0.00002 par value per share; Authorized – 4,750,000,000 shares; Issued – 1,669,036,600 shares as of December 31, 2019 and 2018 Outstanding – 1,314,798,600 and 1,298,808,750 shares as of December 31, 2019 and 2018, respectively	33	33
Additional paid-in capital	143,484	143,115
Accumulated deficits	(51,773)	(45,912)
Accumulated other comprehensive income	4,654	4,674
Treasury stock – 354,238,000 and 370,227,850 shares as of December 31, 2019 and 2018, respectively	(21,343)	(22,864)
Total shareholders’ equity	75,055	79,046
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 88,999	$ 89,309